Convertible Preferred Units - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Vote shares	Dec. 31, 2022 USD ($) shares
Class of Stock [Line Items]
Preferred units, carrying value | $	$ 209,733	$ 209,733
Number of vote by convertible preferred unitholder | Vote	1
Series A Convertible Preferred Units
Class of Stock [Line Items]
Preferred units, authorized	120,754,717	120,754,717
Preferred units, issued	120,754,717	120,754,717
Preferred units, outstanding	120,754,717	120,754,717
Preferred units, carrying value | $	$ 10,000	$ 10,000
Series B Convertible Units
Class of Stock [Line Items]
Preferred units, authorized	7,538,791	7,538,791
Preferred units, issued	7,538,791	7,538,791
Preferred units, outstanding	7,538,791	7,538,791
Preferred units, carrying value | $	$ 199,700	$ 199,700
Series A Preferred Units
Class of Stock [Line Items]
Series A preferred units owned percentage more of outstanding common unit equivalents	40.00%
Percentage entitled to elect number of members equal to the authorized number of managers of the board multiplied by	50.10%